Summary of Significant Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.83%	5.39%
Rate of compensation increase	3.00%	3.00%
Weighted-average assumptions used to determine benefit cost:
Discount rate	4.83%	5.39%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%